UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
May 31, 2018
unaudited
Bonds, notes & other debt instruments 97.65% U.S. Treasury bonds & notes 50.30% U.S. Treasury 45.06%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2019	$62,000	$61,210
U.S. Treasury 1.50% 2019	422,500	417,092
U.S. Treasury 1.50% 2019	59,000	58,299
U.S. Treasury 1.625% 2019	197,850	196,311
U.S. Treasury 1.625% 2019	191,650	189,417
U.S. Treasury 1.75% 2019	44,000	43,655
U.S. Treasury 1.875% 2019	177,000	175,616
U.S. Treasury 1.25% 2020[1]	245,500	240,973
U.S. Treasury 1.375% 2020	198,750	194,878
U.S. Treasury 1.375% 2020	150,000	146,919
U.S. Treasury 1.375% 2020	117,156	114,089
U.S. Treasury 1.375% 2020	32,500	31,722
U.S. Treasury 1.375% 2020	21,000	20,630
U.S. Treasury 1.375% 2020	12,400	12,171
U.S. Treasury 1.50% 2020	131,700	129,314
U.S. Treasury 1.50% 2020	35,840	35,210
U.S. Treasury 1.625% 2020	80,000	78,304
U.S. Treasury 1.625% 2020	72,000	70,747
U.S. Treasury 1.625% 2020	60,650	59,654
U.S. Treasury 1.75% 2020	365,940	358,976
U.S. Treasury 1.75% 2020	138,920	136,492
U.S. Treasury 2.00% 2020	144,430	142,671
U.S. Treasury 2.25% 2020	92,000	91,730
U.S. Treasury 8.75% 2020	15,000	16,826
U.S. Treasury 1.125% 2021[1]	200,000	192,580
U.S. Treasury 1.125% 2021	93,876	89,608
U.S. Treasury 1.125% 2021	42,500	40,692
U.S. Treasury 1.25% 2021	40,000	38,600
U.S. Treasury 1.375% 2021	155,220	150,652
U.S. Treasury 1.375% 2021	50,000	48,297
U.S. Treasury 1.75% 2021	150,000	145,695
U.S. Treasury 2.00% 2021	75,000	73,620
U.S. Treasury 2.00% 2021	26,700	26,133
U.S. Treasury 2.375% 2021	30,000	29,863
U.S. Treasury 2.375% 2021	4,000	3,983
U.S. Treasury 2.625% 2021	29,000	29,066
U.S. Treasury 3.625% 2021	5,400	5,555
U.S. Treasury 8.00% 2021	20,000	23,555
U.S. Treasury 1.75% 2022	100,000	96,620
U.S. Treasury 1.75% 2022	23,300	22,551
U.S. Treasury 1.875% 2022	400,000	388,660
U.S. Treasury 1.875% 2022	90,000	87,517
U.S. Treasury 1.875% 2022	89,000	86,229
U.S. Treasury 1.875% 2022	50,000	48,517
U.S. Treasury 2.00% 2022	526,400	512,419
U.S. Treasury 2.00% 2022	44,060	42,871
Intermediate Bond Fund of America — Page 1 of 20

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2022	$60,000	$58,643
U.S. Treasury 1.50% 2023	72,620	68,898
U.S. Treasury 1.625% 2023	64,756	61,599
U.S. Treasury 2.375% 2023	155,000	153,111
U.S. Treasury 2.50% 2023	510,000	506,313
U.S. Treasury 2.50% 2023	45,244	44,845
U.S. Treasury 2.625% 2023	111,000	110,870
U.S. Treasury 2.75% 2023	530,094	532,167
U.S. Treasury 2.75% 2023[2]	100,604	101,012
U.S. Treasury 7.125% 2023	15,000	17,940
U.S. Treasury 1.875% 2024	19,500	18,540
U.S. Treasury 2.00% 2024	40,000	38,384
U.S. Treasury 2.00% 2024	25,000	23,972
U.S. Treasury 2.125% 2024[1]	426,625	411,228
U.S. Treasury 2.125% 2024	63,000	60,815
U.S. Treasury 2.125% 2024	60,000	57,762
U.S. Treasury 2.125% 2024	21,800	21,115
U.S. Treasury 2.25% 2024	49,600	48,401
U.S. Treasury 2.50% 2024	122,000	120,460
U.S. Treasury 2.125% 2025	2,500	2,394
U.S. Treasury 2.875% 2025[2]	43,000	43,296
U.S. Treasury 2.875% 2025	24,000	24,165
U.S. Treasury 2.25% 2027	4,500	4,290
		7,736,409
U.S. Treasury inflation-protected securities 5.24%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2,3]	78,965	77,897
U.S. Treasury Inflation-Protected Security 0.125% 2022[2,3]	76,955	75,490
U.S. Treasury Inflation-Protected Security 0.125% 2024[2,3]	121,907	118,406
U.S. Treasury Inflation-Protected Security 0.625% 2024[2,3]	93,737	93,643
U.S. Treasury Inflation-Protected Security 0.625% 2026[2,3]	105,019	104,290
U.S. Treasury Inflation-Protected Security 0.375% 2027[2,3]	78,510	76,058
U.S. Treasury Inflation-Protected Security 0.375% 2027[2,3]	25,503	24,730
U.S. Treasury Inflation-Protected Security 2.125% 2041[2,3]	1,242	1,560
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2,3]	177,836	171,753
U.S. Treasury Inflation-Protected Security 1.375% 2044[2,3]	91,010	100,388
U.S. Treasury Inflation-Protected Security 0.75% 2045[2,3]	14,200	13,584
U.S. Treasury Inflation-Protected Security 1.00% 2046[2,3]	42,126	42,795
		900,594
Total U.S. Treasury bonds & notes		8,637,003
Corporate bonds & notes 26.76% Financials 9.36%
ABN AMRO Bank NV 2.65% 2021[4]	33,500	33,014
ACE INA Holdings Inc. 2.30% 2020	3,075	3,029
ACE INA Holdings Inc. 2.875% 2022	1,060	1,044
American Express Co. 2.20% 2020	17,500	17,115
Bank of America Corp. 3.55% 2024	36,217	35,906
Bank of New York Mellon Corp. 2.60% 2022	25,000	24,470
Bank of New York Mellon Corp. 2.20% 2023	5,000	4,727
Bank of New York Mellon Corp. 3.50% 2023	13,500	13,548
Barclays Bank PLC 2.65% 2021	33,350	32,705
Barclays Bank PLC 3.65% 2025	1,250	1,178
Intermediate Bond Fund of America — Page 2 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Barclays Bank PLC 4.375% 2026	$10,000	$9,749
BB&T Corp. 1.45% 2019	10,000	9,881
BB&T Corp. (3-month USD-LIBOR + 2.25%) 2.226% 2020[5]	10,000	10,009
BB&T Corp. 2.25% 2020	17,500	17,244
BB&T Corp. 2.625% 2022	5,000	4,890
Berkshire Hathaway Finance Corp. 1.30% 2019	15,000	14,800
BNP Paribas 5.00% 2021	8,000	8,363
BNP Paribas 3.50% 2023[4]	20,500	20,142
BNP Paribas 3.375% 2025[4]	8,725	8,283
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.894% 2019[2,4,5,6,7]	4,513	4,513
CBOE Holdings, Inc. 1.95% 2019	12,600	12,484
Charles Schwab Corp. 3.85% 2025	25,600	25,984
Citigroup Inc. 3.142% 2023	20,950	20,631
Citigroup Inc. 4.044% 2024	15,000	15,131
Cooperatieve Rabobank U.A. 2.75% 2023	37,500	36,336
Crédit Agricole SA 3.75% 2023[4]	16,000	15,784
Crédit Agricole SA 4.375% 2025[4]	3,025	2,966
Credit Suisse Group AG 3.00% 2021	10,500	10,403
Credit Suisse Group AG 3.80% 2022	10,784	10,804
Credit Suisse Group AG 2.997% 2023[4]	25,000	24,064
Credit Suisse Group AG 3.869% 2029[4]	1,675	1,579
Danske Bank AS 2.20% 2020[4]	15,000	14,769
Danske Bank AS 2.80% 2021[4]	14,698	14,515
Discover Financial Services 3.35% 2023	10,000	9,820
DNB ASA 2.125% 2020[4]	5,200	5,060
DNB ASA 2.375% 2021[4]	20,000	19,489
General Motors Financial Co. 4.30% 2025	3,825	3,792
Goldman Sachs Group, Inc. 2.875% 2021	12,850	12,709
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,756
Goldman Sachs Group, Inc. 2.905% 2023	54,100	52,357
Groupe BPCE SA 2.75% 2023[4]	25,000	23,970
Groupe BPCE SA 5.70% 2023[4]	2,245	2,384
Groupe BPCE SA 5.15% 2024[4]	5,300	5,438
HSBC Holdings PLC 4.00% 2022	2,950	3,000
HSBC Holdings PLC 3.033% 2023	26,315	25,605
HSBC Holdings PLC 3.262% 2023	25,000	24,588
Intesa Sanpaolo SpA 5.017% 2024[4]	9,345	8,522
JPMorgan Chase & Co. 2.25% 2020	5,000	4,945
JPMorgan Chase & Co. 2.55% 2020	5,980	5,901
JPMorgan Chase & Co. 2.604% 2021	47,200	46,908
Lloyds Banking Group PLC 2.907% 2023	40,000	38,241
Lloyds Banking Group PLC 4.45% 2025	11,150	11,290
Metropolitan Life Global Funding I 1.75% 2018[4]	24,560	24,460
Metropolitan Life Global Funding I 2.30% 2019[4]	4,720	4,708
Metropolitan Life Global Funding I 2.00% 2020[4]	830	815
Metropolitan Life Global Funding I 1.95% 2021[4]	5,000	4,804
Metropolitan Life Global Funding I 2.40% 2021[4]	22,500	22,107
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	12,500	12,119
Mitsubishi UFJ Financial Group, Inc. 3.455% 2023	14,000	13,926
Morgan Stanley 3.125% 2023	11,214	10,973
Morgan Stanley 3.737% 2024	32,286	32,223
Morgan Stanley 3.125% 2026	6,570	6,159
Nationwide Building Society 3.766% 2024[4]	5,000	4,936
New York Life Global Funding 1.55% 2018[4]	10,000	9,966
Intermediate Bond Fund of America — Page 3 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 1.50% 2019[4]	$21,365	$21,002
New York Life Global Funding 2.10% 2019[4]	32,000	31,928
New York Life Global Funding 1.95% 2020[4]	14,125	13,818
New York Life Global Funding 1.95% 2020[4]	7,200	7,093
New York Life Global Funding 1.70% 2021[4]	12,500	11,952
New York Life Global Funding 2.00% 2021[4]	12,274	11,918
Nordea Bank AB 1.875% 2018[4]	8,575	8,564
Nordea Bank AB 1.625% 2019[4]	30,000	29,512
Nordea Bank AB 2.25% 2021[4]	15,000	14,610
PNC Bank 1.70% 2018	25,000	24,895
PNC Bank 2.40% 2019	3,260	3,243
PNC Bank 2.00% 2020	14,250	13,991
PNC Bank 2.50% 2021	25,000	24,592
PNC Financial Services Group, Inc. 2.854% 2022	5,000	4,888
PRICOA Global Funding I 2.45% 2022[4]	5,120	4,937
Rabobank Nederland 2.25% 2019	10,000	9,977
Rabobank Nederland 4.625% 2023	10,000	10,175
Royal Bank of Canada 2.125% 2020	10,000	9,862
Royal Bank of Scotland PLC 3.498% 2023	28,383	27,693
Santander Holdings USA, Inc. 3.70% 2022	15,000	14,823
Santander Holdings USA, Inc. 3.40% 2023	10,000	9,688
Skandinaviska Enskilda Banken AB 2.375% 2019[4]	20,000	19,929
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	12,497
Skandinaviska Enskilda Banken AB 2.625% 2021	20,975	20,642
Skandinaviska Enskilda Banken AB 2.80% 2022	5,800	5,684
Standard Chartered PLC 2.10% 2019[4]	5,000	4,945
Sumitomo Mitsui Banking Corp. 2.784% 2022	19,000	18,470
Svenska Handelsbanken AB 1.50% 2019	1,380	1,358
Svenska Handelsbanken AB 2.25% 2019	18,858	18,762
Swedbank AB 2.375% 2019[4]	20,000	19,961
Swedbank AB 2.20% 2020[4]	40,724	40,186
Swedbank AB 2.80% 2022[4]	15,000	14,755
Toronto-Dominion Bank 1.45% 2018	10,000	9,975
Toronto-Dominion Bank 1.90% 2019	10,000	9,899
Toronto-Dominion Bank 2.55% 2021	20,000	19,775
UBS Group AG 2.859% 2023[4]	17,350	16,676
UniCredit SPA 3.75% 2022[4]	23,650	22,734
UniCredit SPA 4.625% 2027[4]	13,525	12,733
Unum Group 5.625% 2020	1,100	1,157
US Bancorp 2.00% 2020	1,000	986
US Bancorp 2.05% 2020	20,000	19,587
Wells Fargo & Co. 2.15% 2019	25,000	24,717
Wells Fargo & Co. 2.55% 2020	6,525	6,435
Wells Fargo & Co. 2.60% 2021	6,575	6,476
Wells Fargo & Co. 2.625% 2022	20,700	19,929
Wells Fargo & Co. 3.584% 2028	15,000	14,353
		1,606,813
Health care 3.66%
Abbott Laboratories 2.35% 2019	15,741	15,657
Abbott Laboratories 2.90% 2021	3,600	3,561
AbbVie Inc. 2.50% 2020	7,835	7,767
AbbVie Inc. 2.30% 2021	11,500	11,219
AbbVie Inc. 3.60% 2025	625	610
Intermediate Bond Fund of America — Page 4 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 3.20% 2026	$8,050	$7,577
Allergan PLC 3.00% 2020	15,355	15,283
Allergan PLC 3.45% 2022	11,400	11,259
Allergan PLC 3.80% 2025	20,500	19,910
Amgen Inc. 1.90% 2019	15,000	14,877
Amgen Inc. 2.65% 2022	7,814	7,584
AstraZeneca PLC 2.375% 2022	15,250	14,659
Baxalta Inc. 4.00% 2025	4,990	4,900
Becton, Dickinson and Co. 2.894% 2022	650	632
Biogen Inc. 2.90% 2020	14,200	14,152
Biogen Inc. 3.625% 2022	5,000	5,021
Boston Scientific Corp. 3.375% 2022	2,000	1,991
Celgene Corp. 3.25% 2023	22,750	22,281
CVS Health Corp. 3.35% 2021	26,535	26,604
CVS Health Corp. 3.70% 2023	70,000	69,875
CVS Health Corp. 4.30% 2028	12,500	12,430
EMD Finance LLC 2.40% 2020[4]	43,680	43,221
EMD Finance LLC 2.95% 2022[4]	34,620	34,068
EMD Finance LLC 3.25% 2025[4]	1,850	1,792
Gilead Sciences, Inc. 1.85% 2019	20,655	20,429
GlaxoSmithKline PLC 3.125% 2021	29,350	29,433
GlaxoSmithKline PLC 3.375% 2023	10,775	10,803
Johnson & Johnson 2.625% 2025	18,035	17,278
Medtronic, Inc. 1.70% 2019	50,000	49,694
Novartis AG 5.125% 2019	6,500	6,611
Roche Holdings, Inc. 2.25% 2019[4]	375	373
Roche Holdings, Inc. (3-month USD-LIBOR + 0.34%) 2.642% 2019[4,5]	8,500	8,537
Roche Holdings, Inc. 2.875% 2021[4]	3,025	3,012
Roche Holdings, Inc. 1.75% 2022[4]	14,665	14,009
Roche Holdings, Inc. 3.35% 2024[4]	15,325	15,306
Roche Holdings, Inc. 3.00% 2025[4]	1,710	1,660
Shire PLC 1.90% 2019	16,360	16,130
Shire PLC 2.40% 2021	26,379	25,404
Shire PLC 2.875% 2023	28,824	27,225
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,578
Zimmer Holdings, Inc. 3.15% 2022	1,205	1,188
		628,600
Consumer discretionary 2.90%
Amazon.com, Inc. 3.30% 2021	19,500	19,755
Amazon.com, Inc. 2.40% 2023[4]	20,000	19,279
Amazon.com, Inc. 2.80% 2024[4]	9,000	8,724
Amazon.com, Inc. 3.15% 2027[4]	12,500	12,073
American Honda Finance Corp. 2.65% 2021	25,000	24,941
American Honda Finance Corp. 2.60% 2022	12,000	11,715
Bayerische Motoren Werke AG 1.45% 2019[4]	20,000	19,676
Bayerische Motoren Werke AG 2.15% 2020[4]	10,000	9,860
Bayerische Motoren Werke AG 3.10% 2021[4]	9,000	8,988
Bayerische Motoren Werke AG 3.45% 2023[4]	11,500	11,462
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	6,999
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	15,000	14,797
DaimlerChrysler North America Holding Corp. 2.70% 2020[4]	7,500	7,430
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	6,100	5,863
DaimlerChrysler North America Holding Corp. 2.20% 2021	5,600	5,384
Intermediate Bond Fund of America — Page 5 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	$45,000	$44,662
Ford Motor Co. 4.346% 2026	15,000	14,838
Ford Motor Credit Co. 2.943% 2019	15,000	15,019
Ford Motor Credit Co. 3.20% 2021	4,150	4,128
Ford Motor Credit Co. 3.339% 2022	5,110	5,035
Hyundai Capital America 2.55% 2020[4]	12,190	12,008
Hyundai Capital America 2.75% 2020[4]	32,950	32,403
Hyundai Capital America 3.45% 2021[4]	9,545	9,510
Hyundai Capital America 3.25% 2022[4]	15,008	14,676
Hyundai Capital Services Inc. 2.625% 2020[4]	2,090	2,050
McDonald’s Corp. 2.75% 2020	1,850	1,848
McDonald’s Corp. 2.625% 2022	5,395	5,328
McDonald’s Corp. 3.35% 2023	19,525	19,609
Nissan Motor Co., Ltd. 2.60% 2022[4]	10,000	9,656
Starbucks Corp. 2.20% 2020	21,760	21,444
Starbucks Corp. 3.10% 2023	44,600	44,425
Toyota Motor Credit Corp. 1.55% 2019	20,200	19,883
Toyota Motor Credit Corp. 2.15% 2020	2,000	1,976
Toyota Motor Credit Corp. 2.15% 2022	7,600	7,299
Toyota Motor Credit Corp. 2.70% 2023	6,275	6,118
Volkswagen International Finance NV 2.125% 2018[4]	10,000	9,974
Walt Disney Co. 2.45% 2022	10,000	9,807
		498,642
Utilities 2.83%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[4]	23,500	23,294
Berkshire Hathaway Energy Co. 2.40% 2020	10,500	10,431
Berkshire Hathaway Energy Co. 2.375% 2021[4]	18,275	17,944
Centerpoint Energy, Inc. 2.50% 2022	7,515	7,257
Consolidated Edison, Inc. 2.00% 2020	11,850	11,647
Consumers Energy Co. 2.85% 2022	7,500	7,416
Dominion Gas Holdings LLC 2.50% 2019	2,975	2,953
Duke Energy Carolinas, Inc. 3.05% 2023	20,000	19,903
Duke Energy Corp. 3.95% 2023	490	501
Duke Energy Corp. 3.75% 2024	8,200	8,227
Edison International 2.125% 2020	18,000	17,689
Edison International 2.40% 2022	13,525	12,909
Enel Finance International SA 2.75% 2023[4]	14,375	13,494
Enersis Américas SA 4.00% 2026	865	824
Entergy Corp. 4.00% 2022	4,000	4,077
Entergy Louisiana, LLC 3.30% 2022	1,679	1,662
Eversource Energy 2.50% 2021	16,225	15,997
Eversource Energy 2.375% 2022	1,414	1,368
Exelon Corp. 2.45% 2021	12,840	12,540
Exelon Corp. 3.497% 2022	2,185	2,167
FirstEnergy Corp., Series B, 4.25% 2023	13,550	13,826
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,122
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,320
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	1,992
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	27,841
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,750	15,355
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	10,065
NextEra Energy, Inc. 1.649% 2018	7,500	7,482
Niagara Mohawk Power Corp. 3.508% 2024[4]	6,055	6,067
Intermediate Bond Fund of America — Page 6 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.85% 2023	$12,220	$12,324
Pacific Gas and Electric Co. 3.30% 2027	5,275	4,880
Public Service Co. of Colorado 5.80% 2018	2,250	2,262
Public Service Co. of Colorado 2.25% 2022	7,000	6,757
Public Service Enterprise Group Inc. 1.60% 2019	34,280	33,561
Public Service Enterprise Group Inc. 3.50% 2020	15,467	15,632
Public Service Enterprise Group Inc. 1.90% 2021	4,545	4,411
Public Service Enterprise Group Inc. 2.00% 2021	8,271	7,881
Public Service Enterprise Group Inc. 2.65% 2022	12,500	12,071
Puget Energy, Inc. 6.50% 2020	4,222	4,543
Southern California Edison Co., 2.90% 2021	42,500	42,344
Southern California Edison Co., 1.845% 2022[2]	2,614	2,570
State Grid Overseas Investment Ltd. 3.75% 2023[4]	20,000	20,159
Teco Finance, Inc. 5.15% 2020	3,000	3,100
Virginia Electric and Power Co. 2.95% 2022	4,662	4,605
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,345
Xcel Energy Inc. 2.60% 2022	13,000	12,664
		485,479
Consumer staples 2.57%
Altria Group, Inc. 2.625% 2020	4,775	4,761
Altria Group, Inc. 4.75% 2021	4,000	4,178
Anheuser-Busch InBev NV 2.65% 2021	21,000	20,813
Anheuser-Busch InBev NV 3.50% 2024	16,875	16,858
Anheuser-Busch InBev NV 3.65% 2026	10,000	9,829
British American Tobacco PLC 2.297% 2020[4]	23,400	22,940
British American Tobacco PLC 2.764% 2022[4]	46,740	45,084
Coca-Cola Co. 2.20% 2022	2,500	2,437
Colgate-Palmolive Co. 2.25% 2022	21,700	21,025
Constellation Brands, Inc. 2.65% 2022	13,500	13,001
Constellation Brands, Inc. 3.20% 2023	11,470	11,262
Costco Wholesale Corp. 2.15% 2021	2,500	2,450
Costco Wholesale Corp. 2.30% 2022	23,770	23,178
General Mills, Inc. 3.20% 2021	4,850	4,843
Maple Escrow 3.551% 2021[4]	36,950	37,137
Maple Escrow 4.057% 2023[4]	28,765	28,963
Maple Escrow 4.417% 2025[4]	3,460	3,496
Molson Coors Brewing Co. 1.90% 2019	3,450	3,425
Molson Coors Brewing Co. 2.25% 2020	1,275	1,254
PepsiCo, Inc. 2.00% 2021	1,750	1,710
PepsiCo, Inc. 2.25% 2022	1,500	1,455
Philip Morris International Inc. 1.875% 2019	2,400	2,390
Philip Morris International Inc. 2.00% 2020	3,915	3,861
Philip Morris International Inc. 2.90% 2021	8,850	8,816
Philip Morris International Inc. 2.375% 2022	15,175	14,593
Philip Morris International Inc. 2.50% 2022	20,000	19,288
Philip Morris International Inc. 2.625% 2022	1,140	1,114
Procter & Gamble Co. 1.75% 2019	25,000	24,782
Reckitt Benckiser Group PLC 2.375% 2022[4]	15,025	14,415
Reynolds American Inc. 2.30% 2018	2,645	2,645
Reynolds American Inc. 3.25% 2020	7,355	7,363
Reynolds American Inc. 4.00% 2022	960	971
Reynolds American Inc. 4.45% 2025	10,940	11,083
Unilever Capital Corp. 1.375% 2021	15,000	14,263
Intermediate Bond Fund of America — Page 7 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 1.75% 2019	$25,000	$24,763
Wal-Mart Stores, Inc. 2.35% 2022	2,500	2,430
WM. Wrigley Jr. Co 3.375% 2020[4]	9,106	9,146
		442,022
Energy 1.52%
Baker Hughes, a GE Co. 2.773% 2022	35,000	34,186
Canadian Natural Resources Ltd. 2.95% 2023	9,310	9,043
Canadian Natural Resources Ltd. 3.85% 2027	5,000	4,909
Chevron Corp. 1.561% 2019	3,700	3,666
Chevron Corp. 2.10% 2021	17,500	17,132
Chevron Corp. 2.498% 2022	15,105	14,832
Enbridge Inc. 2.90% 2022	28,951	28,061
Enbridge Inc. 4.00% 2023	17,335	17,428
Enbridge Inc. 4.25% 2026	980	984
Energy Transfer Partners, LP 4.00% 2027	7,250	6,839
Exxon Mobil Corp. 2.222% 2021	15,000	14,785
Kinder Morgan Energy Partners, LP 3.50% 2021	6,190	6,193
Kinder Morgan, Inc. 3.05% 2019	3,785	3,787
Kinder Morgan, Inc. 3.15% 2023	35,000	33,978
Kinder Morgan, Inc. 4.30% 2025	7,325	7,350
Petróleos Mexicanos 5.35% 2028[4]	17,800	16,803
Schlumberger BV 3.625% 2022[4]	1,750	1,754
Schlumberger BV 4.00% 2025[4]	6,160	6,184
Shell International Finance BV 2.125% 2020	7,605	7,519
Shell International Finance BV 1.875% 2021	20,000	19,398
Statoil ASA 2.75% 2021	2,120	2,099
Williams Partners LP 4.30% 2024	3,750	3,785
		260,715
Industrials 1.51%
3M Co. 2.25% 2023	36,654	35,427
Boeing Co. 2.80% 2023	24,455	24,165
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[2]	139	149
ERAC USA Finance Co. 2.70% 2023[4]	25,000	23,738
General Dynamics Corp. 3.00% 2021	48,315	48,219
Honeywell International Inc. 1.85% 2021	12,500	12,064
Lockheed Martin Corp. 1.85% 2018	1,685	1,679
Lockheed Martin Corp. 2.50% 2020	3,460	3,422
Northrop Grumman Corp. 2.55% 2022	10,000	9,669
PACCAR Inc. 1.65% 2021	5,000	4,792
Siemens AG 1.30% 2019[4]	40,000	39,313
Siemens AG 2.15% 2020[4]	2,000	1,969
Siemens AG 2.70% 2022[4]	20,000	19,609
Union Pacific Corp. 5.70% 2018	5,900	5,936
United Parcel Service, Inc., 2.50% 2023	30,000	29,039
		259,190
Real estate 1.07%
American Campus Communities, Inc. 3.35% 2020	10,000	10,011
American Campus Communities, Inc. 3.75% 2023	6,580	6,595
American Campus Communities, Inc. 4.125% 2024	17,225	17,273
Boston Properties, Inc. 3.20% 2025	15,000	14,331
Kimco Realty Corp. 3.20% 2021	11,085	11,057
Intermediate Bond Fund of America — Page 8 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kimco Realty Corp. 3.30% 2025	$10,000	$9,543
Public Storage 2.37% 2022	8,000	7,695
Scentre Group 2.375% 2021[4]	20,430	19,790
Scentre Group 3.25% 2025[4]	1,500	1,422
Scentre Group 3.50% 2025[4]	3,000	2,913
Simon Property Group, LP 2.35% 2022	15,000	14,493
Simon Property Group, LP 2.75% 2023	15,000	14,516
WEA Finance LLC 2.70% 2019[4]	8,885	8,845
WEA Finance LLC 3.25% 2020[4]	16,675	16,664
WEA Finance LLC 3.75% 2024[4]	7,790	7,697
Westfield Corp. Ltd. 3.15% 2022[4]	21,945	21,585
		184,430
Information technology 0.83%
Apple Inc. 2.00% 2020	10,000	9,837
Apple Inc. 2.50% 2022	6,495	6,395
Microsoft Corp. 1.10% 2019	9,330	9,178
Microsoft Corp. 1.55% 2021	21,155	20,343
Microsoft Corp. 2.40% 2022	28,420	27,913
Oracle Corp. 1.90% 2021	12,500	12,091
Oracle Corp. 2.625% 2023	38,500	37,612
Visa Inc. 2.15% 2022	15,000	14,449
Visa Inc. 2.80% 2022	4,000	3,945
		141,763
Telecommunication services 0.49%
AT&T Inc. 3.20% 2022	6,480	6,403
Deutsche Telekom International Finance BV 1.95% 2021[4]	2,406	2,300
Deutsche Telekom International Finance BV 2.82% 2022[4]	15,869	15,506
Deutsche Telekom International Finance BV 2.485% 2023[4]	17,850	16,805
Vodafone Group PLC 3.75% 2024[2]	44,050	43,869
		84,883
Materials 0.02%
Georgia-Pacific Corp. 2.539% 2019[4]	2,500	2,488
Total corporate bonds & notes		4,595,025
Mortgage-backed obligations 9.95% Federal agency mortgage-backed obligations 8.79%
Fannie Mae 9.115% 2026[2]	16	18
Fannie Mae 3.00% 2027[2]	12,469	12,490
Fannie Mae 3.00% 2028[2]	8,901	8,916
Fannie Mae 3.00% 2032[2]	46,481	46,272
Fannie Mae 3.00% 2032[2]	44,865	44,650
Fannie Mae 3.00% 2032[2]	38,521	38,348
Fannie Mae 3.00% 2033[2,8]	50,000	49,723
Fannie Mae 3.50% 2033[2,8]	200,000	202,641
Fannie Mae 3.50% 2033[2,8]	187,000	189,264
Fannie Mae 3.50% 2034[2]	432	435
Fannie Mae 4.00% 2036[2]	2,459	2,543
Fannie Mae 4.00% 2036[2]	168	173
Fannie Mae 7.00% 2037[2]	82	90
Fannie Mae 5.50% 2040[2]	386	417
Fannie Mae 3.50% 2046[2]	64,657	64,644
Intermediate Bond Fund of America — Page 9 of 20

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2046[2]	$2,362	$2,468
Fannie Mae 4.00% 2047[2]	38,159	39,070
Fannie Mae 4.00% 2047[2]	5,744	5,881
Fannie Mae 4.00% 2047[2]	4,963	5,079
Fannie Mae 4.00% 2048[2,8]	23,114	23,580
Fannie Mae 4.00% 2048[2,8]	16,886	17,250
Fannie Mae 4.50% 2048[2,8]	171,800	178,756
Fannie Mae 4.50% 2048[2,8]	28,500	29,703
Fannie Mae 5.00% 2048[2,8]	5,500	5,831
Fannie Mae 5.00% 2048[2]	4,545	4,829
Fannie Mae, Series 2001-4, Class NA, 9.192% 2025[2,5]	5	6
Fannie Mae, Series 2001-4, Class GA, 9.227% 2025[2,5]	21	23
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[2]	230	265
Fannie Mae, Series 2001-20, Class D, 11.005% 2031[2,5]	—[9]	—[9]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[2]	87	99
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[2]	340	389
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[2]	609	559
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[2]	1,601	1,453
Freddie Mac 3.00% 2033[2,8]	50,000	49,699
Freddie Mac 4.00% 2036[2]	3,999	4,140
Freddie Mac 4.00% 2036[2]	1,328	1,375
Freddie Mac 3.50% 2037[2]	25,719	25,952
Freddie Mac 4.00% 2037[2]	10,833	11,185
Freddie Mac 4.50% 2046[2]	1,587	1,662
Freddie Mac 4.50% 2046[2]	760	796
Freddie Mac 4.50% 2046[2]	326	340
Freddie Mac 3.50% 2047[2]	19,523	19,473
Freddie Mac 4.50% 2047[2]	7,313	7,639
Freddie Mac 4.00% 2048[2,8]	85,600	87,320
Freddie Mac 4.50% 2048[2,8]	9,500	9,897
Freddie Mac Pool #760014 2.982% 2045[2,5]	12,221	12,225
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.319% 2023[2,5]	8	8
Freddie Mac, Series T-041, Class 3A, 5.576% 2032[2,5]	214	222
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[2]	40,000	40,414
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[2]	20,200	19,235
Freddie Mac, Series K062, Class A2, Multi Family, 3.413% 2026[2]	20,000	20,202
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[2]	10,305	10,112
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[2]	24,625	24,281
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[2,5]	10,260	10,098
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[2]	6,900	6,824
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[2,5]	8,760	8,728
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[2]	9,500	9,534
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[2]	9,286	9,248
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[2,5]	16,965	17,295
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[2]	21,415	22,325
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2049[2]	31,580	31,337
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[2]	1,422	1,293
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	782	699
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	183	156
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[2]	15,572	15,134
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[2,5]	17,851	17,453
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[2]	14,531	14,206
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[2,5]	1,116	1,065
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[2]	864	851
Intermediate Bond Fund of America — Page 10 of 20

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2042[2]	$17	$18
Government National Mortgage Assn. 3.00% 2047[2]	7,252	7,104
Government National Mortgage Assn. 3.00% 2047[2]	6,528	6,395
Government National Mortgage Assn. 4.50% 2048[2,8]	6,850	7,114
		1,508,919
Collateralized mortgage-backed (privately originated) 1.16%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[2,4,5]	56,250	56,661
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.910% 2024[2,5]	96	97
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[2]	137	153
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[2]	128	140
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[2]	206	221
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[2]	445	479
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.3207% 2027[2,4,5,6]	14,686	14,635
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.8401% 2027[2,4,5,6]	8,570	8,506
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 2027[2,4,5]	1,000	998
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[2,4]	3,263	3,245
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[2,4,5]	14,397	14,359
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 2027[2,4]	4,965	4,931
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[2,4]	18,523	18,546
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[2,4]	7,200	7,218
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 2043[2,4]	243	243
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[2,4]	19,447	19,675
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.760% 2050[2,4,5]	28,005	27,930
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[2,4,5]	1,822	1,796
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.560% 2057[2,4,5]	19,696	19,798
		199,631
Total mortgage-backed obligations		1,708,550
Bonds & notes of governments & government agencies outside the U.S. 5.62%
Asian Development Bank 2.75% 2023	21,359	21,284
Bank Nederlandse Gemeenten NV 1.00% 2018[4]	36,000	35,866
Bank Nederlandse Gemeenten NV 1.75% 2020[4]	29,400	28,736
Bank Nederlandse Gemeenten NV 2.375% 2022[4]	10,000	9,820
Belgium (Kingdom of) 1.125% 2019[4]	30,900	30,420
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,267
Canada, Government of 2.50% 2023	24,000	23,617
Council of Europe Development Bank 1.00% 2019	40,000	39,620
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,027
European Investment Bank 1.25% 2019	21,430	21,028
European Investment Bank 1.375% 2021	26,667	25,452
European Investment Bank 2.00% 2022	11,000	10,594
European Investment Bank 2.25% 2022	15,020	14,723
European Stability Mechanism 2.125% 2022[4]	58,322	56,592
Inter-American Development Bank 1.25% 2021	40,000	38,139
International Bank for Reconstruction and Development 1.125% 2019	18,000	17,648
International Bank for Reconstruction and Development 1.375% 2021	40,000	38,287
International Bank for Reconstruction and Development 1.625% 2021	19,500	18,956
Japan Bank for International Cooperation 2.125% 2020	32,200	31,716
Japan Bank for International Cooperation 2.125% 2020	25,000	24,652
Japan Bank for International Cooperation 2.125% 2020	12,700	12,469
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.486% 2020[5]	16,552	16,632
Japan Finance Organization for Municipalities 2.625% 2022[4]	13,000	12,751
Intermediate Bond Fund of America — Page 11 of 20

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
KfW 1.00% 2018	$38,000	$37,886
KfW 2.125% 2022	16,655	16,246
KfW 2.375% 2022	15,000	14,687
Landwirtschaftliche Rentenbank 2.00% 2021	28,040	27,334
Lithuania (Republic of) 7.375% 2020	15,000	16,054
Lithuania (Republic of) 6.625% 2022[4]	23,244	25,642
Oesterreichische Kontrollbank AG 1.75% 2020	17,435	17,192
Ontario (Province of) 2.55% 2021	30,000	29,772
Poland (Republic of) 6.375% 2019	2,825	2,938
Poland (Republic of) 3.00% 2023	10,000	9,773
Poland (Republic of) 4.00% 2024	9,215	9,365
Poland (Republic of) 3.25% 2026	945	913
Portuguese Republic 5.125% 2024	26,500	27,336
Qatar (State of) 3.875% 2023[4]	23,475	23,485
Quebec (Province of) 2.375% 2022	18,999	18,632
Saudi Arabia (Kingdom of) 2.894% 2022[4]	22,500	21,886
Saudi Arabia (Kingdom of) 2.875% 2023[4]	11,645	11,215
Saudi Arabia (Kingdom of) 4.00% 2025[4]	14,910	14,808
Sweden (Kingdom of) 1.25% 2021[4]	40,000	38,150
Sweden (Kingdom of) 2.375% 2023[4]	12,135	11,887
Swedish Export Credit Corp. 1.75% 2020	11,000	10,807
United Mexican States 4.15% 2027	12,262	12,078
		965,382
Asset-backed obligations 4.02%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[2,4]	5,573	5,567
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[2,4]	8,935	8,942
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[2,4]	10,000	9,925
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[2,4]	9,180	9,071
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[2,4]	8,020	7,967
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class B, 1.82% 2020[2]	5,347	5,341
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58% 2020[2]	983	983
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[2]	1,000	999
Angel Oak Capital Advisors 2013-9A LLC, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.369% 2025[2,4,5]	9,817	9,828
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[2,4]	1,495	1,500
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[2,4]	812	812
BlueMountain CLO 2013-4A Ltd., CLO, Class AR, (3-month USD-LIBOR + 1.01%) 3.358% 2025[2,4,5]	19,823	19,856
BlueMountain CLO 2014-2A Ltd., CLO, Class AR, (3-month USD LIBOR + 0.93%) 3.289% 2026[2,4,5]	15,055	15,074
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[2]	4,773	4,755
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[2]	50	50
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 2020[2,4]	506	506
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 2021[2,4]	2,000	1,998
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 3.312% 2026[2,4,5]	6,930	6,938
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[2]	9,000	8,959
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[2,4]	129	129
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[2,4]	5,866	5,849
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 2021[2,4]	13,371	13,327
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[2,4]	3,708	3,704
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[2]	9,315	9,265
Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.82% 2020[2]	3,935	3,933
Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.86% 2020[2]	7,295	7,291
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 2020[2,4]	4,918	4,921
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[2]	8,505	8,505
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36% 2021[2]	985	984
Intermediate Bond Fund of America — Page 12 of 20

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 2021[2,4]	$5,238	$5,235
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[2,4]	194	194
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[2,4]	161	161
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[2,4]	8,560	8,575
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[2,4]	224	225
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[2,4]	3,540	3,544
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[2,4]	5	5
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[2,4]	693	692
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[2,4]	1,108	1,105
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 2020[2,4]	6,192	6,172
Drivetime Auto Owner Trust, Series 2016-4A, Class B, 2.02% 2020[2,4]	1,836	1,835
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[2,4]	8,450	8,442
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 2021[2,4]	19,760	19,674
Drivetime Auto Owner Trust, Series 2017-4A, Class B, 2.44% 2021[2,4]	15,760	15,670
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[2,4]	22,127	22,089
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[2,4]	5,577	5,558
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[2,4]	2,320	2,323
Emerson Park CLO 2013-1A Ltd., CLO, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.328% 2025[2,4,5]	9,665	9,676
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[2,4]	4,007	3,987
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 2020[2,4]	177	177
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[2,4]	2,925	2,947
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[2,4]	5,004	4,978
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[2,4]	28,334	28,249
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[2,4]	11,208	11,210
First Investors Auto Owner Trust, Series 2014-2A, Class B, 2.20% 2020[2,4]	1,345	1,345
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 2020[2,4]	9,630	9,613
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 2020[2,4]	4,187	4,185
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[2,4]	1,534	1,528
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[2,4]	8,678	8,634
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 2022[2,4]	3,563	3,541
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,4]	59,225	58,618
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[2]	10,000	9,870
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[2,4]	8,000	7,990
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[2]	414	417
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[2,4]	1,722	1,724
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[2]	805	763
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[2]	2,111	2,002
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[2]	808	808
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 2020[2]	2,260	2,259
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[2]	6,554	6,553
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[2]	2,776	2,776
Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.65% 2020[2]	898	898
Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.08% 2021[2]	5,243	5,234
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[2]	7,000	6,972
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[2]	10,872	10,867
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[2]	1,290	1,288
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[2]	10,153	10,154
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[2]	6,952	6,964
Santander Drive Auto Receivables Trust, Series 2014-5, Class D, 3.21% 2021[2]	1,000	1,003
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[2]	2,500	2,488
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[2]	17,506	17,547
SLM Private Credit Student Loan Trust, Series 2008-3, Class A3, (3-month USD-LIBOR + 1.00%) 3.360% 2021[2,5]	174	176
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.110% 2023[2,5]	4,317	4,305
Intermediate Bond Fund of America — Page 13 of 20

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.260% 2023[2,5]	$5,937	$5,967
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.460% 2023[2,5]	4,693	4,736
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.860% 2023[2,5]	5,685	5,802
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.360% 2025[2,5]	7,006	6,911
Symphony CLO 2013-12A Ltd., CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.378% 2025[2,4,5]	29,516	29,548
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[2,4]	10,000	9,903
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[2,4]	10,000	9,904
Voya CLO 2014-4A Ltd., CLO, Class A1R, (3-month USD-LIBOR + 0.95%) 3.298% 2026[2,4,5]	18,170	18,192
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[2,4]	17,990	17,931
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 2020[2,4]	7,365	7,346
Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.07% 2021[2,4]	11,482	11,453
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[2,4]	7,385	7,391
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[2,4]	1,321	1,315
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 2022[2]	9,135	9,115
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 2023[2]	675	665
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[2]	5,445	5,399
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[2]	4,695	4,675
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[2]	2,850	2,861
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[2]	173	173
		689,511
Federal agency bonds & notes 0.88%
Fannie Mae 1.875% 2018	25,110	25,091
Fannie Mae 1.25% 2021	15,300	14,643
Fannie Mae 2.125% 2026	24,820	23,320
Federal Home Loan Bank 1.75% 2018	89,000	88,763
		151,817
Municipals 0.12% New Jersey 0.05%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,458
Illinois 0.04%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[2]	7,140	6,884
Washington 0.03%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	5,500	5,479
		19,821
Total bonds, notes & other debt instruments (cost: $17,013,388,000)		16,767,109
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative[4]	4,000	2,681
Total preferred securities (cost: $3,985,000)		2,681
Intermediate Bond Fund of America — Page 14 of 20

unaudited
Short-term securities 6.74%	Principal amount (000)	Value (000)
Apple Inc. 1.95% due 7/18/2018[4]	$30,000	$29,926
Chevron Corp. 1.91% due 7/24/2018[4]	123,500	123,151
Ciesco LLC 1.85% due 7/16/2018[4]	22,100	22,043
Coca-Cola Co. 2.05% due 8/7/2018[4]	50,000	49,815
Emerson Electric Co. 1.82% due 6/6/2018[4]	9,800	9,797
Fannie Mae 1.69% due 6/25/2018	50,000	49,942
Federal Home Loan Bank 1.65%–1.90% due 6/8/2018–8/17/2018	356,725	355,949
Freddie Mac 1.79% due 7/26/2018	10,000	9,972
General Dynamics Corp. 2.00% due 7/3/2018[4]	46,800	46,718
Hershey Co. 1.83%–1.85% due 6/4/2018–6/26/2018[4]	113,600	113,506
John Deere Canada ULC 2.09% due 8/13/2018[4]	75,000	74,682
John Deere Capital Corp. 2.00% due 7/25/2018[4]	12,000	11,964
Pfizer Inc. 2.00% due 8/22/2018[4]	48,750	48,527
Société Générale 1.69% due 6/1/2018[4]	71,100	71,097
U.S. Treasury Bills 1.76% due 6/14/2018	50,000	49,971
Wal-Mart Stores, Inc. 1.85%–1.87% due 6/26/2018–7/2/2018[4]	90,300	90,159
Total short-term securities (cost: $1,157,229,000)		1,157,219
Total investment securities 104.40% (cost: $18,174,602,000)		17,927,009
Other assets less liabilities (4.40)%		(755,957)
Net assets 100.00%		$17,171,052
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 5/31/2018[11] (000)	Unrealized appreciation (depreciation) at 5/31/2018 (000)
90 Day Euro Dollar Futures	Short	1,500	December 2019	$(375,000)	$(364,331)	$241
2 Year U.S. Treasury Note Futures	Short	62	July 2018	(12,400)	(13,172)	1
2 Year U.S. Treasury Note Futures	Long	7,643	October 2018	1,528,600	1,622,107	2,447
5 Year U.S. Treasury Note Futures	Long	36,882	October 2018	3,688,200	4,200,514	31,284
10 Year U.S. Treasury Note Futures	Long	207	September 2018	20,700	24,931	9
10 Year Ultra U.S. Treasury Note Futures	Short	1,829	September 2018	(182,900)	(234,741)	(2,111)
20 Year U.S. Treasury Bond Futures	Short	187	September 2018	(18,700)	(27,138)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,566	September 2018	(156,600)	(249,777)	(1,870)
						$29,996
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$3,199,500	$(93)	$—	$(93)
3-month USD-LIBOR	1.7667%	11/14/2026	35,000	2,883	—	2,883
3-month USD-LIBOR	2.258%	12/5/2026	75,000	3,393	—	3,393
3-month USD-LIBOR	2.4705%	12/19/2026	80,000	2,327	—	2,327
3-month USD-LIBOR	2.331%	1/26/2027	50,000	2,026	—	2,026
3-month USD-LIBOR	2.4605%	1/30/2027	75,000	2,288	—	2,288
3-month USD-LIBOR	2.2955%	10/2/2027	75,000	3,540	—	3,540
Intermediate Bond Fund of America — Page 15 of 20

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2018 (000)
3-month USD-LIBOR	2.4275%	10/31/2027	$68,700	$2,506	$—	$2,506
3-month USD-LIBOR	2.4515%	12/21/2027	35,000	1,230	—	1,230
3-month USD-LIBOR	2.8715%	2/6/2028	42,000	(3)	—	(3)
3-month USD-LIBOR	2.5595%	5/11/2037	35,000	1,961	—	1,961
3-month USD-LIBOR	2.482%	7/3/2037	35,000	2,380	—	2,380
3-month USD-LIBOR	2.556%	11/3/2037	38,000	2,193	—	2,193
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(935)	—	(935)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	1,643	—	1,643
3-month USD-LIBOR	2.454%	1/15/2045	24,000	2,130	—	2,130
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	7,769	—	7,769
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	673	—	673
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,344	—	1,344
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	2,265	—	2,265
U.S. EFFR	2.166%	10/23/2047	20,000	1,076	—	1,076
U.S. EFFR	2.172%	11/8/2047	50,000	2,629	—	2,629
U.S. EFFR	2.145%	11/9/2047	61,400	3,576	—	3,576
U.S. EFFR	2.153%	11/10/2047	61,500	3,478	—	3,478
U.S. EFFR	2.155%	11/10/2047	34,550	1,940	—	1,940
U.S. EFFR	2.17%	11/13/2047	62,550	3,316	—	3,316
U.S. EFFR	2.5635%	2/12/2048	105,651	(3,134)	—	(3,134)
2.98%	3-month USD-LIBOR	3/15/2048	6,500	108	—	108
2.9625%	3-month USD-LIBOR	3/15/2048	6,500	84	—	84
U.S. EFFR	2.4615%	3/15/2048	6,500	(52)	—	(52)
U.S. EFFR	2.485%	3/15/2048	6,500	(85)	—	(85)
2.917%	3-month USD-LIBOR	3/16/2048	13,000	44	—	44
U.S. EFFR	2.425%	3/16/2048	13,000	(4)	—	(4)
U.S. EFFR	2.42875%	4/18/2048	32,000	(38)	—	(38)
					$—	$54,458
Intermediate Bond Fund of America — Page 16 of 20

unaudited
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 5/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 5/31/2018 (000)
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	$800,000	$(12,309)	$(14,172)	$1,863
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $151,830,000, which represented .88% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,160,184,000, which represented 18.40% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $27,653,000, which represented .16% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Purchased on a TBA basis.
[9]	Amount less than one thousand.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Intermediate Bond Fund of America — Page 17 of 20

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $5,586,050,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $10,673,242,000 and $900,000,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Intermediate Bond Fund of America — Page 18 of 20

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,637,003	$—	$8,637,003
Corporate bonds & notes	—	4,590,512	4,513	4,595,025
Mortgage-backed obligations	—	1,708,550	—	1,708,550
Bonds & notes of governments & government agencies outside the U.S.	—	965,382	—	965,382
Asset-backed obligations	—	689,511	—	689,511
Federal agency bonds & notes	—	151,817	—	151,817
Municipals	—	19,821	—	19,821
Preferred securities	—	2,681	—	2,681
Short-term securities	—	1,157,219	—	1,157,219
Total	$—	$17,922,496	$4,513	$17,927,009

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$33,982	$—	$—	$33,982
Unrealized appreciation on interest rate swaps	—	58,802	—	58,802
Unrealized appreciation on credit default swaps	—	1,863	—	1,863
Liabilities:
Unrealized depreciation on futures contracts	(3,986)	—	—	(3,986)
Unrealized depreciation on interest rate swaps	—	(4,344)	—	(4,344)
Total	$29,996	$56,321	$—	$86,317
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Intermediate Bond Fund of America — Page 19 of 20

unaudited
Key to abbreviations and symbol
Auth. = Authority
CLO = Collateralized Loan Obligations
EFFR = Federal Funds Effective Rate
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-023-0718O-S66040	Intermediate Bond Fund of America — Page 20 of 20

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 27, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 27, 2018